Property, plant and equipment - Summary of Right of Use Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5.3
Ending balance	7.2	$ 5.3
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20.5)	(16.8)
Depreciation	3.4	3.7
Ending balance	(23.9)	(20.5)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25.8	24.8
Additions	5.3	1.0
Ending balance	31.1	25.8
Transportation | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14.8)	(12.6)
Depreciation	1.5	2.2
Ending balance	(16.3)	(14.8)
Transportation | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16.3	16.3
Ending balance	16.3	16.3
Vehicles | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5.4)	(4.0)
Depreciation	1.9	1.4
Ending balance	(7.3)	(5.4)
Vehicles | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7.4	6.4
Additions	2.6	1.0
Ending balance	10.0	7.4
Office | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2.7
Ending balance	2.7
Surface | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.3)	(0.2)
Depreciation		0.1
Ending balance	(0.3)	(0.3)
Surface | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.1	2.1
Ending balance	$ 2.1	$ 2.1